ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER PAYABLES [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
11.	ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables are as follows:

	As of December 31,
	2022	2023
	$	$
Current
Accrued cost of revenue and operating expenses	768,312	1,066,988
Accrued payroll and welfare expenses	213,369	316,397
Business and other taxes payables	133,636	246,164
Other payables	173,560	116,338
Payables and accruals for long-lived assets	38,473	32,724
Accrued interest for convertible notes	3,917	3,737
Finance lease liabilities	3,138	3,715
Liabilities directly associated with the assets held for sale	12,020	–
Others	50,188	48,744
	1,396,613	1,834,807

Non-current
Finance lease liabilities	11,844	10,828
Others	75,228	68,429
	87,072	79,257